HIGH INCOME

                             Opportunity Fund Inc.

Quarterly Report
June 30, 2001

High Income
Opportunity
Fund Inc.


[PHOTO OMITTED]               [PHOTO OMITTED]

Heath B. McLendon             John C. Bianchi, CFA
Chairman                      Vice President

Dear Shareholder,

We are pleased to provide the quarterly report for the High Income Opportunity Fund Inc. ("Fund") for the nine months ended June 30, 2001. In this report, we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

Over the last nine months, the Fund distributed income dividends totaling $0.78 per share. The table below details the annualized distribution rate and the nine-month total return for the Fund based on its June 30, 2001 net asset value ("NAV") per share and the New York Stock Exchange ("NYSE") closing price.(1)

         Price                   Annualized                Nine-Month
       Per Share              Distribution Rate(2)       Total Return(2)
     ---------------          --------------------       ---------------
     $7.91 (NAV)                   11.83%                    (7.99)%
     $8.35 (NYSE)                  11.21%                     2.37%

----------
(1) The NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of shares outstanding. The NAV fluctuates with the changes in the market price of the securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at their market (NYSE) price as determined by supply and demand.
(2) Total returns are based on changes in NAV or the market value, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. The annualized distribution rate is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market value noted in this report. The annualized distribution rate assumes a current monthly income dividend rate of $0.078 for 12 months. This rate is as of July 31, 2001 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market value during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              1

The Fund generated a return based on NAV of negative 7.99% for the past nine months. In comparison, the Lipper Inc. ("Lipper")(3) peer group of non-leveraged, closed-end, high-yield bond funds returned negative 18.25% for the same time period. Please note that past performance is not an indication of future results.

Market and Economic Overview

During the first half of 2001, the high-yield market continued to experience heightened volatility in light of escalating concerns over the slowing U.S. economy and disappointing corporate profits. The period was marked by rising default rates: On a rolling 12-month basis through the end of June 2001, default rates increased to roughly 7.5%, with the major credit rating agencies expecting a further increase to approximately 9.5% in the second half of 2001. At the close of the period, the high-yield market was trading at valuation levels that indicated recessionary conditions.

Overall performance in the high-yield market was disappointing during the period. The greatest price declines were among telecommunications and technology issues. Both sectors continued to experience a dramatic reversal from their excessive growth over the past three years. Given the Fund's historical overweight in these sectors, its performance was negatively affected.

It is our view, however, that most of the negative events surrounding the telecommunications and technology sectors have been excessively discounted by the financial markets. We believe that a bottoming-out process is now underway that will probably take another six months to play out. At that time, we expect a sustainable recovery to occur. We remain confident that, if and when an economic recovery occurs, the Fund will disproportionately participate in the upside improvement in price. (Of course, there can be no guarantee that our expectations will, in fact, materialize.)

The Federal Reserve Board's ("Fed") aggressive interest rate reductions in the first half of 2001 may serve as a catalyst for improvement in the months ahead. At the time of this report, the Fed had reduced the federal funds rate ("fed funds rate")(4) by a total of 275 basis points(5) in 2001, from 6.50% to 3.75%. Historically, the Fed has cut interest rates in order to help stimulate economic growth by reducing the cost of borrowing for consumers and corporations.

----------
(3) Lipper is an independent mutual fund-tracking organization. The calculation of the Fund's Lipper peer group average includes the reinvestment of all capital gains and dividends without the effects of sales charges.
(4) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(5)   A basis point is 0.01%, or one one-hundredth of a percent.


--------------------------------------------------------------------------------
2                                          2001 Quarterly Report to Shareholders

For the Fund, we have focused on maintaining a relatively higher credit quality by adding more upper-tier BB/Ba rated and higher rated credits. Our focus on improving the Fund's overall credit quality -- a strategy that enabled the Fund to avoid almost all of the defaults occurring in the high-yield bond market during the period -- did cost us some current income, however, since higher quality issues typically generate less income. As economic conditions improve and overall default risk declines, we expect to add higher-yielding issues to the Fund.

Outlook

As we mentioned earlier, we believe the high-yield market is finally bottoming out, and that it is headed for a gradual recovery that will take place over the next two to three years. The most depressed sectors of the high-yield bond market, such as telecommunications and technology, could take longer, given the specific problems affecting them. Going forward, we expect to maintain broad diversification across industry sectors. Our poor experience with the technology and telecommunications sectors has underscored the importance of maintaining sector diversification in the Fund.

In closing, we remain focused on generating upside price performance after three difficult years, and will continue to invest in positions that we believe have the greatest upside potential. These tend to be the deeper-discount issues of better quality companies. Despite today's challenges, we remain confident of the Fund's ability to generate improving performance over the long term for its investors.

Should you have any questions about your investment in the High Income Opportunity Fund Inc., please call PFPC Global Services at (800) 331-1710. Thank you for your continued confidence in our investment management approach.

Sincerely,

/s/ Heath B. McLendon                      /s/ John C. Bianchi

Heath B. McLendon                          John C. Bianchi, CFA
Chairman                                   Vice President

July 12, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund's investment portfolio. Please refer to pages 5 through 19 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of June 30, 2001 and is subject to change.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              3

--------------------------------------------------------------------------------
Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC Global Fund Services ("Plan Agent"), will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV previously determined before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 31. To find out more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at
(800) 331-1710.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4                                          2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
CORPORATE BONDS AND NOTES -- 98.3%
Aerospace and Defense -- 0.6%
   1,600,000      B-       Dunlop Standard Aerospace, Sr. Notes,
                              11.875% due 5/15/09                                             $  1,708,000
   1,795,000      B-       Fairchild Corp., Company Guaranteed,
                              10.750% due 4/15/09                                                1,467,412
----------------------------------------------------------------------------------------------------------
                                                                                                 3,175,412
----------------------------------------------------------------------------------------------------------
Airlines -- 1.3%
   2,085,000      BB-      Air Canada, Sr. Notes, 10.250% due 3/15/11 (b)                        1,965,113
   9,956,016      BB       Airplanes Pass-Through Trust, Series D,
                              Company Guaranteed, 10.875% due 3/15/12                            5,379,434
----------------------------------------------------------------------------------------------------------
                                                                                                 7,344,547
----------------------------------------------------------------------------------------------------------
Alternative Power Generation -- 3.7%
                           AES Corp.:
                              Sr. Notes:
   2,740,000      Ba1*          9.500% due 6/1/09                                                2,808,500
   1,355,000      Ba1*          9.375% due 9/15/10                                               1,375,325
   6,250,000      Ba3*        Sr. Sub. Notes, 10.250% due 7/15/06                                6,453,125
   2,770,000      Ba2*     AES Drax Energy Ltd., Secured Notes, Series B,
                              11.500% due 8/30/10                                                3,019,300
   4,900,000      BB+      Calpine Corp., Sr. Notes, 10.500% due 5/15/06                         4,998,000
                           Covanta Energy Corp.:
     680,000      BBB+        Debentures, 9.250% due 3/1/22                                        625,600
     860,000      BBB         Notes, 6.000% due 6/1/02                                             831,742
----------------------------------------------------------------------------------------------------------
                                                                                                20,111,592
----------------------------------------------------------------------------------------------------------
Aluminium -- 1.5%
   1,710,000      BB-      Century Aluminum Co., 11.750% due 4/15/08 (b)                         1,786,950
                           Kaiser Aluminium & Chemical Corp.:
                              Sr. Notes:
     335,000      B             Series B, 10.875% due 10/15/06                                     321,600
     755,000      B             Series D, 10.875% due 10/15/06                                     724,800
   6,070,000      CCC+        Sr. Sub. Notes, 12.750% due 2/1/03                                 5,432,650
----------------------------------------------------------------------------------------------------------
                                                                                                 8,266,000
----------------------------------------------------------------------------------------------------------
Apparel/Footwear -- 1.0%
                           Levi Strauss Co.:
   1,360,000      BB-         Notes, 7.000% due 11/1/06                                          1,040,400
   1,100,000      BB-         Sr. Notes, 11.625% due 1/15/08                                       995,500
     145,000EUR   BB-         Sr. Notes, 11.625% due 1/15/08                                       113,243
                           Tommy Hilfiger USA Inc., Company Guaranteed:
   1,110,000      BBB-        6.500% due 6/1/03                                                  1,076,700
   1,120,000      BBB-        6.850% due 6/1/08                                                    998,200
   1,360,000      B-       Tropical Sportswear International Corp., Series A,
                              Company Guaranteed, 11.000% due 6/15/08                            1,258,000
----------------------------------------------------------------------------------------------------------
                                                                                                 5,482,043
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Apparel/Footwear Retail -- 1.0%
   2,395,000      CCC+     J Crew Operating Corp., Sr. Sub. Notes,
                              10.375% due 10/15/07                                            $  2,047,725
                           Saks Inc., Company Guaranteed:
   1,150,000      BB+         7.000% due 7/15/04                                                 1,086,750
   1,335,000      BB+         7.250% due 12/1/04                                                 1,261,575
   1,090,000      BB+         8.250% due 11/15/08                                                  997,350
----------------------------------------------------------------------------------------------------------
                                                                                                 5,393,400
----------------------------------------------------------------------------------------------------------
Auto Parts: O.E.M -- 0.2%
     995,000      B        Collins & Aikman Products, Company Guaranteed,
                              11.500% due 4/15/06                                                  945,250
----------------------------------------------------------------------------------------------------------
Automotive Aftermarket -- 0.2%
     925,000      BB-      Pep Boys-Manny, Moe &Jack, Series MTNA, Notes,
                              6.520% due 7/16/07                                                   849,844
----------------------------------------------------------------------------------------------------------
Broadcasting -- 2.3%
   3,955,700      NR       AMFM Operating, Inc., Debentures, 12.625% due 10/31/06                4,361,159
   4,265,000      B-       Emmis Escrow Co., Sr. Discount Notes,
                              step bond to yield 12.499% due 3/15/11 (b)                         2,431,050
   4,050,000      BBB-     Liberty Media, Debentures, 8.250% due 2/1/30                          3,493,125
   1,145,000      B-       Lin Holdings Corp., Sr. Discount Notes, step bond to yield
                              12.481% due 3/1/08 (b)                                               830,125
   1,185,000      CCC+     Sirius Satellite Radio, Secured Notes,
                              14.500% due 5/15/09                                                  562,875
     850,000      B-       Spanish Broadcasting Systems, Sr. Sub. Notes,
                              9.625% due 11/1/09 (b)                                               794,750
     510,000      CCC+     Xm Satellite Radio Inc., Secured Notes,
                              14.000% due 3/15/10                                                  308,550
----------------------------------------------------------------------------------------------------------
                                                                                                12,781,634
----------------------------------------------------------------------------------------------------------
Building Products -- 0.6%
   1,320,000      B        Amatek Industries Property Ltd., Sr. Sub. Notes,
                              12.000% due 2/15/08                                                1,049,400
   2,485,000      B-       Atrium Cos. Inc., Series B, Company Guaranteed,
                              10.500% due 5/1/09                                                 2,248,925
----------------------------------------------------------------------------------------------------------
                                                                                                 3,298,325
----------------------------------------------------------------------------------------------------------
Cable/Satellite TV -- 11.6%
                           Adelphia Communications Corp.:
   5,245,000      B+          Sr. Discount Notes, Series B, 11.510% due 1/15/08                  2,478,263
                              Sr. Notes:
     700,000      B+            9.750% due 2/15/02                                                 708,750
   2,830,000      B+            8.750% due 10/1/07                                               2,660,200
     850,000      B+            10.250% due 6/15/11                                                841,500
     890,000      CCC+     Cable Satisfaction International Inc., Sr. Notes,
                              12.750% due 3/1/10                                                   473,925
   3,425,000      B-       Callahan Nordrhein-Westfalia, Sr. Discount Notes,
                              step bond to yield 17.096% due 7/15/10 (b)                         1,318,625

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                          2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Cable/Satellite TV -- 11.6% (continued)
                           Charter Communications Holdings LLC:
                              Sr. Discount Notes:
   8,500,000      B+            Step bond to yield 11.711% due 1/15/10                        $  5,780,000
   9,050,000      B+            Step bond to yield 12.667% due 1/15/11                           5,701,500
   8,975,000      B+            Step bond to yield 11.089% due 5/15/11 (b)                       5,250,375
   1,680,000      B+          Sr. Notes, 11.125% due 1/15/11                                     1,780,800
   1,830,000      BB-      CSC Holdings Inc., Sr. Sub. Debentures,
                              10.500% due 5/15/16                                                2,026,725
   1,900,000GBP   B        Diamond Holdings PLC, Company Guaranteed,
                              10.000% due 2/1/08                                                 1,720,384
   4,280,000      B1*      Echostar Broadband Corp., Sr. Notes,
                              10.375% due 10/1/07                                                4,301,400
   1,750,000      B-       Insight Communications, Sr. Discount Notes,
                              step bond to yield 12.251% due 2/15/11 (b)                           997,500
   1,545,000      B+       Mediacom Broadband LLC, Sr. Notes,
                              11.000% due 7/15/13 (b)                                            1,579,763
                           NTL Communications Corp., Series B, Sr. Notes:
     950,000EUR   B           9.250% due 11/15/06                                                  508,699
   4,870,000      B           11.500% due 10/1/08                                                3,238,550
   2,835,000      B           Step bond to yield 16.662% due 2/1/06                              1,927,800
   1,655,000GBP   B           Step bond to yield 9.750% due 4/15/09                                753,174
     375,000EUR   CCC+     Ono Finance PLC, Sr. Notes, 14.000% due 7/15/10                         258,043
   7,260,000      Ba2*     Rogers Cablesystems, Ltd., Company Guaranteed,
                              11.000% due 12/1/15                                                8,185,650
                           TeleWest Communications PLC:
   2,600,000GBP   B           Sr. Discount Notes, step bond to yield
                                17.316% due 4/15/09                                              1,727,751
   1,420,000GBP   B           Sr. Notes, 5.250% due 2/19/07 (b)                                  1,280,831
  16,110,000      B-       United International Holdings, Inc., Series B,
                              Sr. Discount Notes, step bond to yield
                              11.358% due 2/15/08                                                5,477,400
  17,540,000      B        United Pan Europe Communications NV,
                              Series B, Sr. Discount Notes, step bond to yield
                              12.496% due 8/1/09                                                 2,894,100
----------------------------------------------------------------------------------------------------------
                                                                                                63,871,708
----------------------------------------------------------------------------------------------------------
Casinos/Gaming -- 3.5%
   3,780,000      B        Hollywood Casino Corp., Company Guaranteed,
                              11.250% due 5/1/07                                                 4,006,800
   2,325,000      BB-      Mandalay Resort Group, Sr. Sub. Debentures,
                              7.625% due 7/15/13                                                 1,999,500
                           Sun International Hotels, Company Guaranteed:
   3,445,000      B+          9.000% due 3/15/07                                                 3,496,675
   3,710,000      B+          8.625% due 12/15/07                                                3,728,550

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Casinos/Gaming -- 3.5% (continued)
   5,315,000      B-       Venetian Casino Resort LLC,
                              Company Guaranteed, 12.250% due 11/15/04                        $  5,713,625
----------------------------------------------------------------------------------------------------------
                                                                                                18,945,150
----------------------------------------------------------------------------------------------------------
Chemicals - Agricultural -- 0.7%
   3,780,000      Ba1*     Imc Global Inc., Sr. Notes, 11.250% due 6/1/11 (b)                    3,780,000
----------------------------------------------------------------------------------------------------------
Chemicals - Major -- 1.3%
  22,955,000      B        Huntsman ICI Holdings LLC, Sr. Discount Notes,
                              12.840% due 12/31/09                                               7,058,663
----------------------------------------------------------------------------------------------------------
Chemicals - Specialty -- 1.3%
   1,560,000      B        Avecia Group PLC, Company Guaranteed,
                              11.000% due 7/1/09                                                 1,560,000
                           ISP Holdings Inc.:
                              Series B, Sr. Notes:
     125,000      BB-           9.750% due 2/15/02                                                 125,937
   1,425,000      BB-           9.000% due 10/15/03                                              1,378,687
   1,720,000      BB-         Sr. Sub. Notes, 10.250% due 7/1/11 (b)                             1,728,600
   2,560,000EUR   B+       Messer Griesheim Holdings AG, Sr. Notes,
                              10.375% due 6/1/11 (b)                                             2,239,209
----------------------------------------------------------------------------------------------------------
                                                                                                 7,032,433
----------------------------------------------------------------------------------------------------------
Commerical Printing/Forms -- 1.1%
   6,025,000      BB-      Quebecor Media Inc., Sr. Notes,
                              11.125% due 7/15/11 (b)                                            6,040,062
----------------------------------------------------------------------------------------------------------
Computer Processing Hardware -- 0.2%
   1,235,000      B2*      Vitesse Semiconductor, 4.000% due 3/15/05                             1,003,438
----------------------------------------------------------------------------------------------------------
Construction Materials -- 0.6%
   1,700,000      B-       Nortek Inc., Sr. Sub. Notes, 9.875% due 6/15/11 (b)                   1,644,750
   1,715,000      B2*      Schuler Homes, Sr. Sub. Notes, 10.500% due 7/15/11 (b)                1,723,575
----------------------------------------------------------------------------------------------------------
                                                                                                 3,368,325
----------------------------------------------------------------------------------------------------------
Consumer Specialties -- 0.8%
                           American Greetings:
   1,220,000      BBB-        Notes, 6.100% due 8/1/28                                             966,850
   3,430,000      BB+         Sr. Sub. Notes, 11.750% due 7/15/08 (b)                            3,344,250
----------------------------------------------------------------------------------------------------------
                                                                                                 4,311,100
----------------------------------------------------------------------------------------------------------
Consumer Sundries -- 0.3%
   1,690,000EUR   BB       Sola International Inc., Sr. Notes,
                              11.000% due 3/15/08 (b)                                            1,487,978
----------------------------------------------------------------------------------------------------------
Containers/Packaging -- 2.8%
     965,000      B        Crown Cork & Seal, Notes, 7.125% due 9/1/02                             564,525
   1,580,000      B+       Owen-Illinois Inc., Sr. Notes, 7.150% due 5/15/05                     1,216,600

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                          2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Containers/Packaging -- 2.8% (continued)
     245,000      B-       Pliant Corp., Company Guaranteed, 13.000% due 6/1/10               $    188,650
   1,720,000      B-       SF Holdings Group Inc., Series B, Sr. Discount Notes,
                              step bond to yield 18.075% due 3/15/08                               782,600
   6,285,000      B        Stone Container Finance Corp., Company Guaranteed,
                              11.500% due 8/15/06 (b)                                            6,630,675
   3,725,000      B-       Sweetheart Cup Co. Inc., Sr. Sub. Notes,
                              10.500% due 9/1/03                                                 3,538,750
   2,595,000      B-       Tekni-Plex Inc., Series B, Company Guaranteed,
                              12.750% due 6/15/10                                                2,114,925
----------------------------------------------------------------------------------------------------------
                                                                                                15,036,725
----------------------------------------------------------------------------------------------------------
Contract Drilling -- 0.8%
                           Parker Drilling Co.:
     410,000      B-          5.500% due 8/1/04                                                    375,150
   1,240,000      B+          Series D, Company Guaranteed, 9.750% due 11/15/06                  1,271,000
   2,640,000      BB       Pride International Inc., Sr. Notes, 10.000% due 6/1/09               2,917,200
----------------------------------------------------------------------------------------------------------
                                                                                                 4,563,350
----------------------------------------------------------------------------------------------------------
Discount Chains -- 0.9%
                           K Mart Co.:
   2,900,000      Baa3*       Debentures, 12.500% due 3/1/05                                     3,113,875
   2,079,375      Baa3*       Series 95K3, Pass Thru Certificates, 11.682% due 1/2/15            1,896,473
----------------------------------------------------------------------------------------------------------
                                                                                                 5,010,348
----------------------------------------------------------------------------------------------------------
Discount Stores -- 0.4%
                           JC Penny Co. Inc.:
     860,000      BBB-        Debentures, 6.900% due 8/15/26                                       828,825
   1,285,000      BBB-        Notes, 6.125% due 11/15/03                                         1,233,600
----------------------------------------------------------------------------------------------------------
                                                                                                 2,062,425
----------------------------------------------------------------------------------------------------------
Drugstore Chains -- 0.1%
     515,000      B-       Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08 (b)                       522,081
----------------------------------------------------------------------------------------------------------
Electric Utilities -- 2.0%
   3,420,000      BBB      Avista Corp., Sr. Notes, 9.750% due 6/1/08 (b)                        3,655,125
     830,000      BB       CMS Energy Corp., Sr. Notes, 9.875% due 10/15/07                        866,313
   1,690,000      Ba2*     Mission Energy Holding, Secured,
                              13.500% due 7/15/08 (b)                                            1,673,100
   4,455,000      Ba3*     Orion Power Holdings Inc., Sr. Notes,
                              12.000% due 5/1/10 (b)                                             4,967,325
----------------------------------------------------------------------------------------------------------
                                                                                                11,161,863
----------------------------------------------------------------------------------------------------------
Electronic Components -- 1.4%
                           Celestica International Inc.:
   2,555,000      BB-         Notes, 5.250% due 8/1/20                                           1,127,394
   2,121,000      BB-         Sr. Sub. Notes, 10.500% due 12/31/06                               2,280,075
   1,660,000      Ba3*     Flextronics International Ltd., Sr. Sub. Notes,
                              9.875% due 7/1/10                                                  1,660,000
     855,000      B1*      LSI Logic Co., 4.000% due 2/15/05                                       708,581

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                              9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Electronic Components -- 1.4% (continued)
   2,590,000      Ba3*     Sanmina Co., 10.030% due 9/12/20                                   $    935,638
   1,200,000      Baa2*    Thomas & Betts Corp., Series MTN, Notes,
                              6.625% due 5/7/08                                                    919,500
----------------------------------------------------------------------------------------------------------
                                                                                                 7,631,188
----------------------------------------------------------------------------------------------------------
Electronics Production Equipment -- 0.5%
                           Amkor Technologies Inc.:
   1,580,000      B           5.000% due 3/15/07                                                 1,279,800
   1,470,000      B           Sr. Sub. Notes, 10.500% due 5/1/09                                 1,407,525
----------------------------------------------------------------------------------------------------------
                                                                                                 2,687,325
----------------------------------------------------------------------------------------------------------
Electronics/Appliances -- 0.3%
   1,450,000      B        Salton Inc., Sr. Sub. Notes, 12.250% due 4/15/08 (b)                  1,486,250
----------------------------------------------------------------------------------------------------------
Engineering and Construction -- 2.0%
   3,775,000      BB-      Foster Wheeler Corp., Notes, 6.750% due 11/15/05                      2,831,250
   1,530,000      BB-      Integrated Electrical Services Inc., Series B,
                              Company Guaranteed, 9.375% due 2/1/09                              1,507,050
                           Metromedia Fiber Network, Inc., Sr. Notes:
   6,110,000      B+          10.000% due 12/15/09                                               2,352,350
  10,435,000      B+          Series B, 10.000% due 11/15/08                                     4,017,475
----------------------------------------------------------------------------------------------------------
                                                                                                10,708,125
----------------------------------------------------------------------------------------------------------
Environmental Services -- 2.0%
   5,845,000      B+       Allied Waste Corp., Series B, Company Guaranteed,
                              10.000% due 8/1/09                                                 6,034,962
   4,795,000      B+       URS Corp., Series B, Sr. Sub. Notes, 12.250% due 5/1/09               4,926,863
----------------------------------------------------------------------------------------------------------
                                                                                                10,961,825
----------------------------------------------------------------------------------------------------------
Finance/Rental/Leasing Companies -- 1.0%
   1,985,000      BBB-     Avis Group Holdings Inc., Company Guaranteed,
                              11.000% due 5/1/09                                                 2,225,681
   3,275,000      BB       United Rentals Inc., Company Guaranteed,
                              10.750% due 4/15/08 (b)                                            3,406,000
----------------------------------------------------------------------------------------------------------
                                                                                                 5,631,681
----------------------------------------------------------------------------------------------------------
Financial Conglomerates -- 2.7%
                           Amresco Inc., Sr. Sub. Notes:
     675,000      Caa3*       Series 97-A, 10.000% due 3/15/04                                     381,375
   3,070,000      Caa3*       Series 98-A, 9.875% due 3/15/05                                    1,734,550
                           Finova Capital Corp.:
                              Notes:
   1,710,000      Caa2*         Zero coupon due 10/15/01                                         1,627,746
   2,990,000      Caa2*         Zero coupon due 11/1/02                                          2,828,929
     855,000      Caa2*         Zero coupon due 3/15/04                                            796,219
   1,370,000      Caa2*         Zero coupon due 3/19/49                                          1,298,075
   6,370,000      Caa2*       Sr. Notes, zero coupon due 11/8/04                                 5,924,100
----------------------------------------------------------------------------------------------------------
                                                                                                14,590,994
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Food Distributors -- 3.4%
                           Aurora Foods Inc., Sr. Sub. Notes:
                              Series B:
   4,120,000      CCC+          9.875% due 2/15/07                                            $  3,666,800
     805,000      CCC+          8.750% due 7/1/08                                                  688,275
   1,215,000      CCC+        Series D, 9.875% due 2/15/07                                       1,081,350
   1,825,000      B-       Carrols Corp., Company Guaranteed,
                              9.500% due 12/1/08                                                 1,606,000
                           Fleming Cos. Inc.:
                              Series B, Company Guaranteed:
     285,000      B             10.500% due 12/1/04                                                292,125
   3,960,000      B             10.625% due 7/31/07                                              4,078,800
   1,910,000      Ba3*        Sr. Notes, 10.125% due 4/1/08 (b)                                  1,967,300
   4,870,000      BB+      SC International Services, Inc., Series B,
                              Company Guaranteed, 9.250% due 9/1/07                              5,241,337
----------------------------------------------------------------------------------------------------------
                                                                                                18,621,987
----------------------------------------------------------------------------------------------------------
Foods - Major Diversified -- 0.3%
   1,635,000      B2*      Michael Foods, Sr. Sub. Notes, 11.750% due 4/1/11 (b)                 1,684,050
----------------------------------------------------------------------------------------------------------
Foods - Meat/Fish/Dairy -- 0.3%
   1,915,000      A-       Tyson Foods Inc., Notes, 7.000% due 1/15/28                           1,627,750
----------------------------------------------------------------------------------------------------------
Foods - Specialty/Candy -- 0.4%
   2,725,000      B-       B&G Foods Inc., Company Guaranteed, 9.625% due 8/1/07                 2,316,250
----------------------------------------------------------------------------------------------------------
Forest Products -- 0.6%
   3,730,000      CCC+     Ainsworth Lumber Co. Ltd., Payment-in-Kind, Sr. Notes,
                              12.500% due 7/15/07                                                3,450,250
----------------------------------------------------------------------------------------------------------
Home Furnishing -- 0.7%
   1,955,000      B        Falcon Inc., Series B, Company Guaranteed,
                              11.375% due 6/15/09                                                1,867,025
                           Remington Product Co. LLC, Sr. Sub. Notes:
   1,290,000      B3*         11.000% due 5/15/06 (b)                                            1,259,362
     985,000      B3*         Series B, 11.000% due 5/15/06                                        961,606
----------------------------------------------------------------------------------------------------------
                                                                                                 4,087,993
----------------------------------------------------------------------------------------------------------
Homebuilding -- 2.0%
                           D.R. Horton Inc.:
   1,140,000      Ba1*        Company Guaranteed, 8.000% due 2/1/09                              1,105,800
   1,730,000      B+          Sr. Sub. Notes, 9.375% due 3/15/11                                 1,738,650
   3,710,000      BB+      Lennar Corp., Series B, Company Guaranteed,
                              9.950% due 5/1/10                                                  4,006,800
   1,015,000      B1*      Mertiage Corp., Sr. Notes, 9.750% due 6/1/11 (b)                      1,015,000
   1,000,000      BB       Ryland Group, Sr. Notes, 9.750% due 9/1/10                            1,057,500
                           Standard Pacific Corp., Sr. Notes:
   1,450,000      BB          8.500% due 4/1/09                                                  1,421,000
     735,000      BB          9.500% due 9/15/10                                                   743,269
----------------------------------------------------------------------------------------------------------
                                                                                                11,088,019
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Hospital/Nursing Management -- 0.9%
   4,810,000      Ba2*     Fresenius Medical Care Capital Trust I,
                              Company Guaranteed Trust, 9.000% due 12/1/06                    $  4,906,200
----------------------------------------------------------------------------------------------------------
Hotel/Resorts/Crusielines -- 1.8%
   1,765,000      Ba3*     Courtyard By Marriott II, Series B,
                              Sr. Notes, 10.750% due 2/1/08                                      1,835,600
   7,810,000      B+       Intrawest Corp., Sr. Notes, 10.500% due 2/1/10                        8,161,450
----------------------------------------------------------------------------------------------------------
                                                                                                 9,997,050
----------------------------------------------------------------------------------------------------------
Industrial Machinery -- 0.5%
   1,655,000      B        Flowserve Corp., Company Guaranteed,
                              12.250% due 8/15/10                                                1,779,125
  1,100,000EUR    B+       The Manitowoc Co. Inc., Sr. Sub. Notes,
                              10.375% due 5/15/11 (b)                                              959,195
----------------------------------------------------------------------------------------------------------
                                                                                                 2,738,320
----------------------------------------------------------------------------------------------------------
Internet Software/Services -- 0.5%
                           Exodus Communications Inc., Sr. Notes:
   1,030,000      CCC         4.750% due 7/15/08                                                   185,400
   7,330,000      B-          11.625% due 7/15/10                                                2,565,500
----------------------------------------------------------------------------------------------------------
                                                                                                 2,750,900
----------------------------------------------------------------------------------------------------------
Life/Health Insurance -- 1.1%
                           Conseco Inc.:
                              Notes:
   2,210,000      BB-           8.750% due 2/9/04                                                2,099,500
   2,480,000      BB-           9.000% due 10/15/06                                              2,325,000
   1,440,000      BB-         Sr. Notes, 10.750% due 6/15/08                                     1,418,400
----------------------------------------------------------------------------------------------------------
                                                                                                 5,842,900
----------------------------------------------------------------------------------------------------------
Major Telecommunications -- 0.8%
                           Adelphia Business Solutions:
     395,000      B+          Series B, Sr. Discount Notes, step bond to yield
                                14.950% due 4/15/03                                                290,325
     705,000      BB-         Series B, Sr. Notes, 12.250% due 9/1/04                              585,150
   1,700,000      B           Sr. Sub. Notes, 12.000% due 11/1/07                                  790,500
   2,495,000      CCC      Level 3 Communications, 6.000% due 3/15/10                              583,206
   2,735,000      B        Telewest Communication PLC, Debentures,
                              step bond to yield,11.000% due 10/1/07                             2,317,912
----------------------------------------------------------------------------------------------------------
                                                                                                 4,567,093
----------------------------------------------------------------------------------------------------------
Marine Shipping -- 0.3%
   1,865,000      B-       Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                1,790,400
----------------------------------------------------------------------------------------------------------
Medical Distributors -- 0.3%
   1,910,000      B        Physician Sales and Service, Company Guaranteed,
                              8.500% due 10/1/07                                                 1,795,400
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Medical Specialties -- 0.6%
   2,520,000      B2*      Total Rental Care Holdings, 7.000% due 5/15/09                     $  2,409,750
   1,010,000      B-       Universal Hospital Services, Sr. Notes,
                              10.250% due 3/1/08                                                   925,412
----------------------------------------------------------------------------------------------------------
                                                                                                 3,335,162
----------------------------------------------------------------------------------------------------------
Medical/Nursing Services -- 0.8%
   2,610,000      BBB-     HEALTHSOUTH Corp., Sr. Notes, 6.875% due 6/15/05                      2,512,125
   1,965,000      B        Per-Se Technologies Inc., Series B, Company Guaranteed,
                              9.500% due 2/15/05                                                 1,581,825
----------------------------------------------------------------------------------------------------------
                                                                                                 4,093,950
----------------------------------------------------------------------------------------------------------
Miscellaneous Commercial Services -- 1.6%
   4,325,000      B2*      Intertek Finance PLC, Series B, Company Guaranteed,
                              10.250% due 11/1/06                                                3,395,125
   6,675,000      B-       Outsourcing Solutions Inc., Series B, Sr. Sub. Notes,
                              11.000% due 11/1/06                                                5,640,375
----------------------------------------------------------------------------------------------------------
                                                                                                 9,035,500
----------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 1.2%
   1,105,000      B        Applied Extrusion Technologies, Sr. Notes,
                              10.750% due 7/1/11 (b)                                             1,121,575
   1,695,000      A3*      Cooper Tire and Rubber Co., Notes, 7.625% due 3/15/27                 1,565,756
   4,475,000      B2*      Park-Ohio Industries Inc., Sr. Sub. Notes,
                              9.250% due 12/1/07                                                 3,669,500
----------------------------------------------------------------------------------------------------------
                                                                                                 6,356,831
----------------------------------------------------------------------------------------------------------
Movies/Entertainment -- 1.5%
   2,135,000      Caa3*    AMC Entertainment Inc., Sr. Sub. Notes,
                              9.500% due 3/15/09                                                 1,953,525
   7,610,000      B        Premier Parks Inc., Sr. Discount Notes,
                              step bond to yield 11.500% due 4/1/08                              6,183,125
----------------------------------------------------------------------------------------------------------
                                                                                                 8,136,650
----------------------------------------------------------------------------------------------------------
Oil and Gas Pipelines -- 0.4%
   2,075,000      BB-      Leviathan Gas Pipeline Partners, L.P., Series B,
                              Company Guaranteed, 10.375% due 6/1/09                             2,220,250
----------------------------------------------------------------------------------------------------------
Oil and Gas Production -- 3.3%
   1,175,000      B1*      Belco Oil & Gas Corp., Series B, Company Guaranteed,
                              10.500% due 4/1/06                                                 1,219,063
   1,795,000      Caa3*    Belden & Blake Corp., Series B, Company Guaranteed,
                              9.875% due 6/15/07                                                 1,471,900
   3,730,000      B+       Forest Oil Corp., Company Guaranteed,
                              10.500% due 1/15/06                                                3,972,450
   1,250,000      B        Houston Exploration Co., Series B, Sr. Sub. Notes,
                              8.625% due 1/1/08                                                  1,250,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
========================================================================================================
Oil and Gas Production -- 3.3% (continued)
   3,455,000      B+       Nuevo Energy Co., Series B, Sr. Sub. Notes,
                              9.500% due 6/1/08                                               $  3,489,550
                           Plains Resources, Company Guaranteed:
     240,000      B           Series B, 10.250% due 3/15/06                                        246,000
   1,190,000      B           Series F, 10.250% due 3/15/06                                      1,219,750
   1,690,000      CCC      Ram Energy Inc., Sr. Notes, 11.500% due 2/15/08                       1,559,025
     750,000      B-       Range Resources Corp., Company Guaranteed,
                              8.750% due 1/15/07                                                   727,500
   2,555,000      B        Stone Energy Corp., Company Guaranteed,
                              8.750% due 9/15/07                                                 2,618,875
     395,000      BB-      Vintage Petroleum Inc., Sr. Sub. Notes,
                              9.750% due 6/30/09                                                   430,550
----------------------------------------------------------------------------------------------------------
                                                                                                18,204,663
----------------------------------------------------------------------------------------------------------
Oilfield Services/Equipment -- 0.3%
   1,360,000      BB       Compagnie Generale De Geophysique, Sr. Notes,
                              10.625% due 11/15/07                                               1,421,200
----------------------------------------------------------------------------------------------------------
Other Consumer Services -- 0.4%
                           Stewart Enterprises:
   1,220,000      BB-         Notes, 6.700% due 12/1/03                                          1,192,550
   1,025,000      B+          Sr. Sub. Notes, 10.750% due 7/1/08 (b)                             1,060,875
----------------------------------------------------------------------------------------------------------
                                                                                                 2,253,425
----------------------------------------------------------------------------------------------------------
Pharmaceuticals - Generic -- 0.7%
   3,830,000      BB       ICN Pharmaceuticals Inc., Series B, Sr. Notes,
                              9.250% due 8/15/05                                                 3,964,050
----------------------------------------------------------------------------------------------------------
Pharmaceuticals - Other -- 0.5%
   2,475,000      B+       King Pharmaceuticals Inc., Company Guaranteed,
                              10.750% due 2/15/09                                                2,710,125
----------------------------------------------------------------------------------------------------------
Precious Metals -- 0.2%
   1,350,000      BBB      Newmont Mining Corp., Notes, 8.625% due 5/15/11                       1,334,812
----------------------------------------------------------------------------------------------------------
Property Casualty Insurance -- 0.3%
   1,680,000      Ba1*     Markel Capital Trust I Corp., Series B, Company Guaranteed,
                              8.710% due 1/1/46                                                  1,320,900
     850,000      BBB-     Pxre Capital Trust I Corp., Company Guaranteed,
                              8.850% due 2/1/27                                                    584,375
----------------------------------------------------------------------------------------------------------
                                                                                                 1,905,275
----------------------------------------------------------------------------------------------------------
Pulp and Paper -- 1.9%
                           Riverwood International Corp.:
                              Company Guaranteed:
   2,250,000      B-            10.625% due 8/1/07                                               2,306,250
   5,710,000      CCC+          10.875% due 4/1/08                                               5,510,150
     850,000      B-          Sr. Notes, 10.625% due 8/1/07 (b)                                    871,250
   1,766,750      Ba3*     SD Warren Co., Debentures, 14.000% due 12/15/06                       1,912,507
----------------------------------------------------------------------------------------------------------
                                                                                                10,600,157
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Real Estate Investment Trusts -- 0.3%
   1,875,000      BB-      Meditrust, Notes, 7.114% due 8/15/04 (b)                           $  1,771,875
----------------------------------------------------------------------------------------------------------
Recreational Products -- 0.4%
   3,025,000      BB       Hasbro Inc., Debentures, 6.600% due 7/15/28                           1,992,719
----------------------------------------------------------------------------------------------------------
Savings and Loan Associations -- 1.3%
   5,500,000      B2*      Ocwen Capital Trust I Corp., Company Guaranteed,
                              10.875% due 8/1/27                                                 4,427,500
   2,600,000      B+       Ocwen Financial Corp., Notes, 11.875% due 10/1/03                     2,496,000
----------------------------------------------------------------------------------------------------------
                                                                                                 6,923,500
----------------------------------------------------------------------------------------------------------
Semiconductors -- 1.7%
   1,125,000      B+       Cypress Semiconductor, 3.750% due 7/1/05                                960,469
   6,510,000      B        Fairchild Semiconductor Corp., Sr. Sub. Notes,
                              10.125% due 3/15/07                                                6,282,150
     850,000      B        Transwitch Corp., 4.500% due 9/12/05                                    624,750
   1,970,000      CCC+     Trinquint Semiconductor, 4.000% due 3/1/07                            1,413,475
----------------------------------------------------------------------------------------------------------
                                                                                                 9,280,844
----------------------------------------------------------------------------------------------------------
Specialty Stores -- 0.3%
   1,620,000      B-       Advance Stores Co. Inc., Series B, Company Guaranteed,
                              10.250% due 4/15/08                                                1,587,600
----------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 5.2%
   2,155,000EUR   B+       Colt Telecom Group PLC, 2.000% due 4/3/07                             1,149,382
   1,805,000EUR   B        Flag Telecom Holdings Ltd., Sr. Notes,
                              11.625% due 3/30/10                                                  977,988
   2,605,000      B-       Focal Communications Corp., Series B,
                              Sr. Discount Notes, step bond to yield
                              13.573% due 2/15/08                                                  560,075
                           Global Crossing Holdings Ltd.:
      21,500      B+          6.750% due 4/15/12                                                 2,477,875
   5,295,000      BB          Company Guaranteed, 9.500% due 11/15/09                            4,169,812
   1,555,000      B-       GT Group Telecom Inc., Sr. Discount Notes,
                              step bond to yield 15.230% due 2/1/10                                497,600
                           ITC/Deltacom Inc., Sr. Notes:
     700,000      B2*         11.000% due 6/1/07                                                   465,500
   1,040,000      B2*         9.750% due 11/15/08                                                  722,800
                           Level 3 Communications Inc.:
  12,655,000      B3*         Sr. Discount Notes, step bond to yield
                                12.924% due 3/15/10                                              2,720,825
   2,250,000      B3*         Sr. Notes, 11.000% due 3/15/08                                     1,001,250
   3,050,000EUR   B3*         Sr. Notes, 11.250% due 3/15/10                                     1,471,808
   1,760,000      CCC+     Madison River Capital, Sr. Notes, 13.250% due 3/1/10                    853,600
                           McLeodUSA Inc.:
   1,730,000      B+          Sr. Discount Notes, step bond to yield
                                11.217% due 3/1/07                                                 925,550
     850,000      B+          Sr. Notes, 9.250% due 7/15/07                                        497,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Specialty Telecommunications -- 5.2% (continued)
   1,295,000CAD   B-       Microcell Telecommunication Inc., Series B,
                              Sr. Discount Notes, step bond to yield
                              14.585% due 10/15/07                                            $    471,460
                           NEXTLINK Communications, Inc., Sr. Notes:
   4,610,000      B           12.500% due 4/15/06                                                1,590,450
     625,000      B           9.625% due 10/1/07                                                   184,375
   3,430,000      B-       NTL Inc., 5.750% due 12/15/09                                         1,136,188
   3,760,000      B-       Tele1 Europe B.V., Sr. Notes,
                              13.000% due 5/15/09                                                2,086,800
                           Time Warner Telecom LLC, Sr. Notes:
   1,555,000      B2*         9.750% due 7/15/08                                                 1,403,388
   1,345,000      B2*         10.125% due 2/1/11                                                 1,217,225
                           Versatel Telecom International NV:
   1,850,000EUR   B-          4.000% due 12/17/04 (b)                                              438,537
   2,900,000EUR   B-          4.000% due 3/30/05 (b)                                               629,250
                           Williams Communications Group Inc., Sr. Notes:
     540,000      B+          10.700% due 10/1/07                                                  224,100
   1,620,000      B+          11.700% due 8/1/08                                                   680,400
----------------------------------------------------------------------------------------------------------
                                                                                                28,553,488
----------------------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.5%
   1,765,000      B-       At Home Corp., 4.750% due 12/15/06                                      593,481
   1,680,000      B        Flag Telecom Holding Ltd., Sr. Notes, 11.625% due 3/30/10             1,066,800
   1,615,000      BB+      Lucent Technologies, Notes, 7.250% due 7/15/06                        1,211,250
----------------------------------------------------------------------------------------------------------
                                                                                                 2,871,531
----------------------------------------------------------------------------------------------------------
Textiles -- 0.2%
   2,270,000      CCC+     Westpoint Stevens Inc., Sr. Notes, 7.875% due 6/15/05                   896,650
----------------------------------------------------------------------------------------------------------
Tobacco -- 0.2%
   1,395,000      BB       Standard Commercial Tobacco Co., Inc.,
                              Company Guaranteed, 8.875% due 8/1/05                              1,333,969
----------------------------------------------------------------------------------------------------------
Trucks/Construction/Farm Machinery -- 0.4%
   2,560,000      B        Columbus Mckinnin Corp., Company Guaranteed,
                              8.500% due 4/1/08                                                  2,329,600
----------------------------------------------------------------------------------------------------------
Wholesale Distributors -- 0.3%
   1,775,000      B+       Buhrmann, US Inc., Company Guaranteed,
                              12.250% due 11/1/09                                                1,757,250
----------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 9.2%
   3,620,000      Caa1*    Airgate PCS Inc., Sr. Sub. Notes, step bond to yield
                              16.728% due 10/1/09                                                2,117,700
   6,015,000      Caa1*    Alamosa PCS Holdings, Inc., Company Guaranteed,
                              step bond to yield 13.239% due 2/15/10                             2,796,975
   1,530,000      B        American Tower Corp., Sr. Notes, 9.375% due 2/1/09 (b)                1,434,375
   1,125,000      B-       Centennial Cellular Corp., Sr. Sub. Notes,
                              10.750% due 12/15/08                                               1,046,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT+      RATING(a)                     SECURITY                                           VALUE
==========================================================================================================
Wireless Telecommunications -- 9.2% (continued)
                           Crown Castle International Corp.:
      19,800      CCC+        6.250% due 8/15/12                                              $    678,150
   1,760,000      B           Sr. Discount Notes, step bond to yield
                                11.129% due 5/15/11                                              1,104,400
   4,225,000      B           Sr. Notes, 10.750% due 8/1/11                                      4,108,813
   3,120,000      B3*      Dobson/Sygnet Communications Corp., Sr. Notes,
                              12.250% due 12/15/08                                               3,166,800
   1,505,000      Caa1*    Horizon PCS Inc., Company Guaranteed,
                              step bond to yield 14.865% due 10/1/10                               594,475
   1,185,000      Caa1*    IWO Holdings Inc., 14.000% due 1/15/11 (b)                            1,036,875
   2,200,000      B-       McGraw International Ltd., Sr. Discount Notes,
                              step bond to yield 18.599% due 4/15/07                               627,000
   7,880,000      B-       Millicom International Cellular S.A., Sr. Discount Notes,
                              step bond to yield 14.075% due 6/1/06                              6,816,200
                           Nextel Communications, Inc.:
                              Sr. Discount Notes:
   6,000,000      B1*           Step bond to yield 10.860% due 9/15/07                           4,252,500
  16,735,000      B1*           Step bond to yield 10.915% due 2/15/08                          10,501,212
   2,280,000      B1*         Sr. Notes, 9.375% due 11/15/09                                     1,812,600
   3,160,000      B-       Spectrasite Holdings Inc., Sr. Discount Notes,
                              step bond to yield 11.665% due 4/15/09                             1,469,400
   1,155,000      B3*      Telecorp PCS Inc., Company Guaranteed,
                              10.625% due 7/15/10                                                1,091,475
   1,445,000      NR       Tritel PCS Inc., Sr. Sub. Notes, 10.375% due 1/15/11                  1,329,400
     800,000      CCC+     US Unwired Inc., Company Guaranteed,
                              step bond to yield 13.405% due 11/1/09                               397,000
                           Voicestream Wireless Corp.:
   2,515,000      B2*         Sr. Discount Notes, step bond to yield
                                11.875% due 11/15/09                                             2,100,025
   1,891,278      A-          Sr. Notes, 10.375% due 11/15/09                                    2,165,513
----------------------------------------------------------------------------------------------------------
                                                                                                50,647,138
----------------------------------------------------------------------------------------------------------
                           TOTAL CORPORATE BONDS AND NOTES
                           (Cost -- $610,137,799)                                              539,383,860
==========================================================================================================
     SHARES                                     SECURITY                                           VALUE
==========================================================================================================
COMMON STOCK -- 0.1%
Containers/Packaging -- 0.1%
      73,499               Aurora Foods Inc.                                                       402,775
         344               SF Holdings Group, Class C Shares (b)                                        10
----------------------------------------------------------------------------------------------------------
                                                                                                   402,785
----------------------------------------------------------------------------------------------------------
Telecommunications Equipment -- 0.0%
      63,778               McLeodUSA Inc., Class A Shares (c)                                      292,741
      20,125               Pagemart Nationwide Inc.                                                    201
----------------------------------------------------------------------------------------------------------
                                                                                                   292,942
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

     SHARES                                     SECURITY                                           VALUE
==========================================================================================================
Wireless Equipment -- 0.0%
         750               Crown Castle International Corp. (c)                               $     12,300
----------------------------------------------------------------------------------------------------------
                           TOTAL COMMON STOCK
                           (Cost -- $257,653)                                                      708,027
==========================================================================================================
PREFERRED STOCK -- 0.3%
Electronic Components -- 0.0%
       4,113               Viasystems Inc., Payment-in-Kind, Series B                               30,850
----------------------------------------------------------------------------------------------------------
Major Telecommunications -- 0.3%
       1,850               Broadwing Communications                                              1,836,125
----------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
         100               Dobson Communications Corp.,
                              Payment-in-Kind, Exchangeble 13.000%                                   8,825
----------------------------------------------------------------------------------------------------------
                           TOTAL PREFERRED STOCK
                           (Cost -- $1,966,511)                                                  1,875,800
==========================================================================================================
WARRANTS                                        SECURITY                                           VALUE
==========================================================================================================
WARRANTS (c) --  0.1%
Broadcasting -- 0.0%
      14,825               UIH Australia/Pacific, Inc., Expire 5/15/06                               3,706
----------------------------------------------------------------------------------------------------------
Cable -- 0.0%
         890               Cable Satisfaction Corp., Expire 3/1/05                                       9
----------------------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
         245               Pliant Corp., Expire 6/1/10                                                  25
----------------------------------------------------------------------------------------------------------
Internet Services -- 0.0%
       1,705               Cybernet Internet Services, Expire 7/1/09                                     3
       6,135               WAM!NET Inc., Expire 3/1/05                                                  61
----------------------------------------------------------------------------------------------------------
                                                                                                        64
----------------------------------------------------------------------------------------------------------
Printing/Forms -- 0.0%
       1,765               Merrill Corp., Expire 5/1/09                                                177
----------------------------------------------------------------------------------------------------------
Specialty Telecommunications -- 0.0%
       1,555               GT Group Telecom Inc., Expire 2/1/10                                     47,188
      43,470               Pagemart, Inc., Expire 12/31/03                                             435
       6,975               RSL Communications, Ltd., Expire 11/15/06                                 1,744
----------------------------------------------------------------------------------------------------------
                                                                                                    49,367
----------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.1%
       3,485               Airgate PCS Inc., Expire 10/1/09                                        361,569
       1,155               Horizon PCS Inc., Expire 10/1/10                                         22,956
       6,725               Iridium World Communications Ltd., Expire 7/15/05 (b)                        67
----------------------------------------------------------------------------------------------------------
                                                                                                   384,592
----------------------------------------------------------------------------------------------------------
                           TOTAL WARRANTS
                           (Cost -- $1,646,694)                                                    437,940
==========================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

      FACE
     AMOUNT                                     SECURITY                                           VALUE
==========================================================================================================
REPURCHASE AGREEMENT -- 1.2%
  $6,387,000               Goldman Sachs & Co., 3.920% due 7/2/01;
                              Proceeds at maturity-- $6,389,086;
                              (Fully collateralized by U.S. Treasury Bills, Notes and
                              Bonds, 0.000% to 14.250% due 7/31/01 to 5/15/05;
                              Market value -- $6,514,728) (Cost -- $6,387,000)                $  6,387,000
==========================================================================================================
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $620,395,657**)                                           $548,792,627
==========================================================================================================

+     Face amount denominated in U.S. dollars unless otherwise indicated.
(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)   Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 20 for definition of ratings.

      Currency abbreviations used in this schedule:
      --------------------------------------------------------------------------
      CAD -- Canadian Dollar
      EUR -- Euro
      GBP -- British Pound

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             19

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "A" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB,B    -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as and CCC predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Baa" to "Ca", where 1 is the highest and 3 the lowest rating within its generic category.

A       -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     -- Bonds rated "Baa" are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba      -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B       -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa     -- Bonds that are rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca      -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 2001
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $620,395,657)                                   548,792,627
   Cash                                                                                   526
   Interest and dividends receivable                                               12,076,905
   Receivable for securities sold                                                   6,030,005
   Receivable for open forward foreign currency contracts (Note 8)                    104,720
---------------------------------------------------------------------------------------------
   Total Assets                                                                   567,004,783
---------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                                 8,445,497
   Dividends payable                                                                1,503,868
   Management fee payable                                                             526,021
   Payable for open forward foreign currency contracts (Note 8)                        37,304
   Accrued expenses                                                                   212,155
---------------------------------------------------------------------------------------------
   Total Liabilities                                                               10,724,845
---------------------------------------------------------------------------------------------
Total Net Assets                                                                 $556,279,938
=============================================================================================
NET ASSETS:
   Par value of capital shares                                                       $ 70,324
   Capital paid in excess of par value                                            882,433,755
   Overdistributed net investment income                                           (2,331,575)
   Accumulated net realized loss from security transactions                      (252,117,329)
   Net unrealized depreciation of investments and foreign currencies              (71,775,237)
---------------------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $7.91 per share on 70,324,175 shares of
   $0.001 par value outstanding; 500,000,000 shares authorized)                  $556,279,938
=============================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             21

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Nine Months Ended June 30, 2001

INVESTMENT INCOME:
   Interest                                                       $  55,624,979
   Dividends                                                            470,672
-------------------------------------------------------------------------------
   Total Investment Income                                           56,095,651
-------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                            5,211,778
   Shareholder and system servicing fees                                158,486
   Shareholder communications                                           137,936
   Audit and legal                                                       46,295
   Listing fees                                                          36,600
   Custody                                                               30,708
   Pricing service fees                                                   8,000
   Directors' fees                                                        3,537
   Other                                                                 70,589
-------------------------------------------------------------------------------
   Total Expenses                                                     5,703,929
-------------------------------------------------------------------------------
Net Investment Income                                                50,391,722
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTES 3 AND 8):
   Realized Loss From:
     Security transactions (excluding short-term securities)        (90,747,804)
     Foreign currency transactions                                     (481,498)
-------------------------------------------------------------------------------
   Net Realized Loss                                                (91,229,302)
-------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation From:
     Security transactions                                           (9,674,686)
     Foreign currency transactions                                   (1,096,094)
-------------------------------------------------------------------------------
   Increase in Net Unrealized Depreciation                          (10,770,780)
-------------------------------------------------------------------------------
Net Loss on Investments and Foreign Currencies                     (102,000,082)
-------------------------------------------------------------------------------
Decrease in Net Assets From Operations                            $ (51,608,360)
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

For the Nine Months Ended June 30, 2001 (unaudited) and the Year Ended September 30, 2000

                                                       2001            2000
================================================================================
OPERATIONS:
       Net investment income                     $  50,391,722    $  72,487,936
       Net realized loss                           (91,229,302)     (60,064,452)
       Increase in net unrealized depreciation     (10,770,780)     (17,998,485)
-------------------------------------------------------------------------------
       Decrease in Net Assets From Operations      (51,608,360)      (5,575,001)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                       (54,036,809)     (70,585,238)
-------------------------------------------------------------------------------
       Decrease in Net Assets From
           Distributions to Shareholders           (54,036,809)     (70,585,238)
-------------------------------------------------------------------------------
Fund Share Transactions (NOTE 9):
       Net asset value of shares issued
           for reinvestment of dividends             9,550,053               --
       Treasury stock acquired                              --      (26,425,102)
-------------------------------------------------------------------------------
       Increase (Decrease) in Net Assets From
           Fund Share Transactions                   9,550,053      (26,425,102)
-------------------------------------------------------------------------------
Decrease in Net Assets                             (96,095,116)    (102,585,341)
NET ASSETS:
       Beginning of period                         652,375,054      754,960,395
-------------------------------------------------------------------------------
       End of period*                            $ 556,279,938    $ 652,375,054
================================================================================
*Includes undistributed (overdistributed)
  net investment income of:                      $  (2,331,575)   $   1,795,010
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The High Income Opportunity Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
24                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.15% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

All officers and one director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the nine months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $419,410,014
--------------------------------------------------------------------------------
Sales                                                                418,733,617
================================================================================

At June 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 17,947,581
Gross unrealized depreciation                                       (89,550,611)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(71,603,030)
================================================================================


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Capital Loss Carryforward

At September 30, 2000, the Fund had, for Federal income tax purposes, approximately $105,015,800 of capital loss carryforwards available to offset future realized capital gains. To the extent that these capital loss carryforwards can be used to offset net realized capital gains, such gains, if any, will not be distributed. The amounts and expiration of carryforwards are indicated below. Expiration occurs on September 30 in the year indicated:

                              2003          2004          2007          2008
================================================================================
Carryforward amounts       $16,016,600   $38,118,000   $11,075,400   $39,805,800
================================================================================

5. Futures Contracts

Initial margin deposits are made upon entering into futures contracts and are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 2001, the Fund did not hold any futures contracts.


--------------------------------------------------------------------------------
26                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

6. Options Contracts

Premiums paid when call or put options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 2001, the Fund did not hold any purchased call or put option contracts.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the nine months ended June 30, 2001, the Fund did not enter into any written call or put option contracts.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             27

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date, (generally, the next business day)at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8. Forward Foreign Currency Contracts

At June 30, 2001, the Fund had open forward foreign currency contracts as described below. The Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts is reflected as follows:

                               Local         Market    Settlement    Unrealized
Foreign Currency              Currency       Value        Date       Gain (Loss)
================================================================================
To Buy:
Euro                           408,375    $  347,364     12/12/01    $   (2,457)
--------------------------------------------------------------------------------
                                                                         (2,457)
--------------------------------------------------------------------------------
To Sell:
British Pound                2,106,913     2,925,238     12/19/01       (17,607)
Canadian Dollar              5,675,863     3,712,747      12/5/01       (17,111)
Euro                           109,500        92,352     12/12/01          (129)
Euro                           677,500       575,638     12/12/01         3,433
Euro                         6,569,589     5,649,847     12/12/01       101,287
--------------------------------------------------------------------------------
                                                                         69,873
--------------------------------------------------------------------------------
Net Unrealized Gain on Open
  Forward Foreign Currency Contracts                                 $   67,416
================================================================================

9. Capital Shares

At June 30, 2001, the Fund had 500,000,000 shares of common stock authorized with a par value of $0.001.

Capital stock transactions were as follows:

                                     Nine Months Ended                 Year Ended
                                       June 30, 2001               September 30, 2000
                                    --------------------          --------------------
                                    Shares        Amount          Shares        Amount
-------------------------------------------------------------------------------------------
Shares issued on reinvestment      1,096,923   $  9,550,053             --              --
Treasury stock acquired                   --             --     (3,003,100)   $(26,425,102)
------------------------------------------------------------------------------------------

Net Increase (Decrease)            1,096,923   $  9,550,053     (3,003,100)   $(26,425,102)
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

                                                     2001(1)        2000           1999           1998           1997         1996
====================================================================================================================================
Net Asset Value,
  Beginning of Period                               $9.42         $10.45         $11.24         $12.43         $11.72        $11.48
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income                              0.72           1.06           1.03           1.08           1.15          1.14
  Net realized and unrealized
  gain (loss)                                       (1.45)         (1.13)         (0.79)         (1.14)          0.68          0.22
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                                   (0.73)         (0.07)          0.24          (0.06)          1.83          1.36
-----------------------------------------------------------------------------------------------------------------------------------
Gain From Repurchase
  of Treasury Stock                                    --           0.05             --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             (0.78)         (1.01)         (1.03)         (1.13)         (1.12)        (1.12)
  Capital                                              --             --          (0.00)*           --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.78)         (1.01)         (1.03)         (1.13)         (1.12)        (1.12)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                                     $7.91          $9.42         $10.45         $11.24         $12.43        $11.72
-----------------------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Market Value(2)                           2.37%++        9.75%         (9.36)%        (1.65)%        18.18%        21.07%
-----------------------------------------------------------------------------------------------------------------------------------
Total Return,
  Based on Net Asset Value(2)                       (7.99)%++       0.98%          2.74%         (0.58)%        16.48%        12.86%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (millions)                                         $556           $652           $755           $810           $883          $819
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                           1.26%+         1.22%          1.20%          1.18%          1.21%         1.21%
  Net investment income                             11.13+         10.21           9.28           8.81           9.63          9.85
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                72%            69%            83%            98%            87%           73%
-----------------------------------------------------------------------------------------------------------------------------------
Market Value, End of Period                        $8.350         $8.938         $9.125        $11.125        $12.438       $11.500
====================================================================================================================================

(1)   For the nine months ended June 30, 2001 (unaudited).
(2) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             29

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                                                   Income        Dividend
                                 NYSE           Net Asset         Dividend     Reinvestment
                             Closing Price        Value             Paid           Price
-------------------------------------------------------------------------------------------
1999
  October 27                    $11.06           $10.73            $0.0890        $10.730
  November 23                    11.19            11.29             0.0890         11.150
  December 21                    10.44            11.18             0.0890         10.610
  January 26                     10.38            11.30             0.0860         10.390
  February 23                    10.50            11.16             0.0860         10.560
  March 23                       10.69            11.15             0.0860         10.570
  April 27                       10.50            11.27             0.0860         10.720
  May 25                         10.38            10.97             0.0860         10.530
  June 22                        10.44            10.80             0.0860         10.450
  July 23                        10.19            10.83             0.0840          9.860
  August 20                       9.31            10.55             0.0840          9.460
  September 17                    9.00            10.46             0.0840          9.040
2000
  October 22                      8.63            10.36             0.0840          9.190
  November 18                     8.94            10.40             0.0840          8.570
  December 22                     8.56            10.49             0.0840          8.490
  January 21                      9.00            10.42             0.0840          8.940
  February 17                     8.56            10.35             0.0840          8.430
  March 24                        8.63            10.07             0.0840          8.570
  April 20                        8.63             9.96             0.0840          8.670
  May 19                          8.81             9.71             0.0840          8.850
  June 23                         9.00             9.85             0.0840          9.070
  July 25                         9.50             9.78             0.0840          9.350
  August 22                       9.19             9.76             0.0840          9.230
  September 26                    9.94             9.42             0.0840          8.780
2001
  October 24                      7.94             8.99             0.0840          8.200
  November 20                     7.88             8.61             0.0840          7.880
  December 26                     8.06             8.99             0.0840          8.477
  December 29                     8.19             8.50             0.0290          8.500
  January 23                      9.31             9.04             0.0840          9.040
  February 20                     9.51             9.07             0.0840          9.070
  March 27                        9.04             8.66             0.0840          8.660
  April 24                        8.85             8.38             0.0810          8.410
  May 22                          9.00             8.41             0.0810          8.550
  June 26                         8.17             7.87             0.0810          7.870
=========================================================================================


--------------------------------------------------------------------------------
30                                         2001 Quarterly Report to Shareholders

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Global Fund Services ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value ("NAV") per share of the common stock on the determination date (generally, the record date for the distribution), the Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of NAV determined as described below or 95% of the market price of the common stock.

If the market price of the common stock is less than the NAV of the common stock at the time of valuation (which is the close of business on the determination date), or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC will buy common stock in the open market, on the stock exchange or elsewhere, for the participants' accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the NAV of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) NAV as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the NAV of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the


--------------------------------------------------------------------------------
High Income Opportunity Fund Inc.                                             31

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of each Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-331-1710.

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.


--------------------------------------------------------------------------------
32                                         2001 Quarterly Report to Shareholders

HIGH INCOME
Opportunity Fund Inc.

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

John C. Bianchi, CFA
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund Management LLC

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

This report is intended only for the shareholders of the High Income Opportunity Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

           [LOGO]

            HIO
           ------
           Listed
           ------
            NYSE
THE NEW YORK STOCK EXCHANGE

HIGH INCOME OPPORTUNITY
FUND INC.
7 World Trade Center
New York, New York 10048

FD01006 8/01